Loss per common share - Schedule of Loss Per Common Share, Basic and Diluted (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Loss available to stockholders	$ (1,020,045)	$ (860,393)	$ (3,449,489)	$ (1,636,957)
Weighted average shares outstanding - Basic and diluted	14,796,413	13,212,894	13,385,155	13,135,071
Basic and diluted loss per share (usd per share)	$ (0.07)	$ (0.07)	$ (0.26)	$ (0.12)
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (shares)	1,186,325	1,095,250	1,148,000	1,096,500
Convertible Debenture
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (shares)	555,556	75,806	555,556	75,806